STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Salaries and benefits				$ 67,335
Professional fees	76,153	46,599	53,101	404,656
Office and sundry	32,845	29,525	36,921	529,789
Rent	1,667	31,539	18,670	258,645
Consulting fees (including $40,826, $3,000 and $4,775 of non-employee stock compensation expense for 2012, 2011 and 2010, Note 3 & 7)	120,798	57,856	121,120	9,822,744
Transfer agent fees	1,642	692	112	15,049
Loss on disposal of properties (Note 5)			731,866	731,866
Accretion expense (Note 6)	7,500	8,647	8,344	37,258
Depreciation	1,388	2,394	2,223	17,248
Total expenses	(241,995)	(177,252)	(972,357)	(11,884,590)
Other income (expense)
Interest and miscellaneous income	5,524	128	112	143,751
Interest expense				(26,444)
Loss on disposal of shares				(37,736)
Gain on settlement of loan				115,343
Change in fair value of derivative liability (Note 4)	(1,620,319)	1,806,379	4,474,283	(1,549,875)
Total other income (expense)	(1,614,795)	1,806,507	4,474,395	(1,354,961)
Income (loss) from continuing operations	(1,856,790)	1,629,255	3,502,038	(13,239,551)
Income (loss) from discontinued operations				122,755
Net income (loss) for the period	(1,856,790)	1,629,255	3,502,038	(13,116,796)
Other comprehensive income (loss)
Foreign currency translation adjustment	168,351	(111,582)	391,469	739,483
Comprehensive income (loss)	$ (1,688,439)	$ 1,517,673	$ 3,893,507	$ (12,377,313)
Basis and diluted earnings (loss) per share (Note 8)
Basic income (loss) per common share	$ (0.03)	$ 0.02	$ 0.05
Diluted income (loss) per common share	$ (0.03)	$ 0.02	$ 0.05
Basic weighted average number of shares outstanding	71,340,773	68,847,251	66,437,025
Diluted weighted average number of shares outstanding (Note 8)	71,340,773	69,185,451	73,223,918